DERIVATIVE LIABILITY (Schedule of continuity of derivative liabilities) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Derivative [Line Items]
Beginning balance	$ 1,006,368	$ 9,759,127	$ 3,850,396
Fair value adjustment on derivative liabilities	(742,483)	(8,576,290)	5,756,195
Settlement of Phantom earn out		(677,939)
Effect of foreign exchange	(24,185)	501,470	152,536
Ending balance	239,700	1,006,368	9,759,127
Convertible promissory notes [Member]
Derivative [Line Items]
Beginning balance	0	485,157	151,242
Fair value adjustment on derivative liabilities	0	(485,157)	333,915
Settlement of Phantom earn out		0
Effect of foreign exchange	0	0	0
Ending balance	0	0	485,157
Earn out shares [Member]
Derivative [Line Items]
Beginning balance	1,006,368	9,273,970	3,699,154
Fair value adjustment on derivative liabilities	(742,483)	(8,091,133)	5,422,280
Settlement of Phantom earn out		(677,939)
Effect of foreign exchange	(24,185)	501,470	152,536
Ending balance	$ 239,700	$ 1,006,368	$ 9,273,970